THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
ChoicePlusSM Design, ChoicePlus AssuranceSM Series, ChoicePlusSM Signature,
ChoicePlus AssuranceSM (Prime), ChoicePlusSM Advisory,
ChoicePlusSM Select B Share, Lincoln Investor Advantage® (2018),
Lincoln Investor Advantage® Advisory

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities
ChoicePlusSM Design, ChoicePlus AssuranceSM Series,
ChoicePlusSM Signature, ChoicePlus AssuranceSM (Prime),
ChoicePlusSM Advisory, Lincoln Investor Advantage® (2018),
Lincoln Investor Advantage® Advisory

Supplement dated August 3, 2021 to the Initial Summary Prospectus dated May 1, 2021

This supplement outlines changes to certain investment options under your individual annuity contract. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This supplement is for informational purposes and requires no action on your part.
The Legg Mason Partners Variable Equity Trust has notified us that the name of the following fund will be changed effective August 7, 2021. There are no changes to the fees or investment objective. All other information about the fund can be found in the fund’s prospectus.
CURRENT FUND NAME	NEW FUND NAME

QS Variable Conservative Growth	Franklin Multi-Asset Variable Conservative Growth Fund

Please retain this supplement for future reference.